Convertible debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Convertible debentures	$ 12,912	$ 14,905
Transaction costs	(1,346)	(1,472)
Net proceeds	11,566	13,433
Accretion in carrying value of debenture liability	1,056	404
Convertible debentures Net book value	12,622	$ 13,837
Liability component of convertible debentures [Member]
Statement Line Items [Line Items]
Convertible debentures	11,973
Transaction costs	(1,248)
Net proceeds	10,725
Accretion in carrying value of debenture liability	1,056
Convertible debentures Net book value	11,781
Equity component of convertible debentures [Member]
Statement Line Items [Line Items]
Convertible debentures	939
Transaction costs	(98)
Net proceeds	841
Accretion in carrying value of debenture liability
Convertible debentures Net book value	$ 841